CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019
Ordinary shares subject to possible redemption (in shares)	38,964,589	0
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Shares, Issued		1
Common Class A
Ordinary shares subject to possible redemption (in shares)	38,964,589	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000
Common Stock, Shares, Issued	2,435,411	0
Common Stock, Shares, Outstanding	2,435,411	0
Common Class B
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, Shares, Issued	10,350,000	1
Common Stock, Shares, Outstanding	10,350,000	1
Shares subject to forfeiture	1,350,000